Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 87.6%
Advertising — 0.2%
Entravision Communications Corp., Class A	68,711	$272,783
Aerospace & Defense — 1.2%
AAR Corp.*	16,124	577,562
Aerojet Rocketdyne Holdings, Inc.*	18,052	721,900
Ducommun, Inc.*	12,493	495,472
		1,794,934
Airlines — 0.3%
Spirit Airlines, Inc.*	24,287	457,081
Apparel — 1.1%
Capri Holdings Ltd.*	17,821	685,039
Carter's, Inc.	6,460	423,324
Deckers Outdoor Corp.*	1,734	542,066
		1,650,429
Auto Parts & Equipment — 0.7%
Adient PLC*	24,486	679,486
American Axle & Manufacturing Holdings, Inc.*	52,155	356,219
		1,035,705
Banks — 17.7%
Alerus Financial Corp.	5,481	121,130
Amalgamated Financial Corp.	9,638	217,337
Ameris Bancorp	21,984	982,905
Associated Banc-Corp.	49,126	986,450
Atlantic Union Bankshares Corp.	29,501	896,240
Banner Corp.	20,209	1,193,948
Cadence Bank	22,306	566,795
Community Bank System, Inc.	11,919	716,094
ConnectOne Bancorp, Inc.	30,479	702,846
CVB Financial Corp.	43,048	1,089,975
Eastern Bankshares, Inc.	60,821	1,194,524
FB Financial Corp.	20,394	779,255
First Financial Bankshares, Inc.	15,534	649,787
First Merchants Corp.	25,445	984,213
German American Bancorp, Inc.	14,036	501,226
Glacier Bancorp, Inc.	15,762	774,387
Hancock Whitney Corp.	34,674	1,588,416
Heritage Financial Corp.	21,619	572,255
Home BancShares, Inc.	38,899	875,616
Independent Bank Corp.	15,343	1,143,514
Independent Bank Group, Inc.	10,124	621,512
Lakeland Financial Corp.	14,262	1,038,416
NBT Bancorp, Inc.	7,157	271,608
Origin Bancorp, Inc.	11,590	445,867
PacWest Bancorp	9,461	213,819
Pinnacle Financial Partners, Inc.	9,994	810,513
Renasant Corp.	28,499	891,449
SouthState Corp.	16,056	1,270,351
Towne Bank	24,027	644,644
TriCo Bancshares	17,958	801,825
United Community Banks, Inc.	42,731	1,414,396
	Number of Shares	Value†

Banks — (continued)
Walker & Dunlop, Inc.	6,631	$555,214
		25,516,527
Beverages — 0.8%
Primo Water Corp.	85,966	1,078,873
Biotechnology — 4.7%
2seventy bio, Inc.*	13,684	199,102
Allogene Therapeutics, Inc.*	28,967	312,843
Apellis Pharmaceuticals, Inc.*	7,539	514,914
Arcus Biosciences, Inc.*	10,319	269,945
Avidity Biosciences, Inc.*	11,790	192,531
Beam Therapeutics, Inc.*	6,503	309,803
Cytokinetics, Inc.*	7,081	343,074
EQRx, Inc.*	48,934	242,223
Intellia Therapeutics, Inc.*	4,508	252,268
Iovance Biotherapeutics, Inc.*	34,343	329,006
Mersana Therapeutics, Inc.*	41,531	280,749
Myriad Genetics, Inc.*	25,189	480,606
NeoGenomics, Inc.*	59,644	513,535
REGENXBIO, Inc.*	11,895	314,385
Relay Therapeutics, Inc.*	24,317	543,971
REVOLUTION Medicines, Inc.*	18,094	356,814
Sage Therapeutics, Inc.*	16,857	660,120
Veracyte, Inc.*	18,523	307,482
Xencor, Inc.*	13,864	360,187
		6,783,558
Building Materials — 0.9%
SPX Technologies, Inc.*	9,865	544,745
Summit Materials, Inc., Class A*	32,649	782,270
		1,327,015
Chemicals — 1.8%
Ashland, Inc.	5,531	525,279
Avient Corp.	39,083	1,184,215
H.B. Fuller Co.	14,259	856,966
		2,566,460
Coal — 0.4%
Peabody Energy Corp.*	22,604	561,031
Commercial Services — 5.4%
ABM Industries, Inc.	35,890	1,372,075
Adtalem Global Education, Inc.*	22,333	814,038
Alight, Inc., Class A*	45,902	336,462
ASGN, Inc.*	11,212	1,013,228
Deluxe Corp.	26,901	447,902
First Advantage Corp.*	38,550	494,596
Herc Holdings, Inc.	4,164	432,556
ICF International, Inc.	8,857	965,590
John Wiley & Sons, Inc., Class A	16,954	636,792
Kforce, Inc.	7,496	439,640
LiveRamp Holdings, Inc.*	27,537	500,072
Repay Holdings Corp.*	37,210	262,703
		7,715,654

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Computers — 1.2%
KBR, Inc.	25,446	$1,099,776
Tenable Holdings, Inc.*	17,320	602,736
		1,702,512
Distribution & Wholesale — 1.0%
Resideo Technologies, Inc.*	50,194	956,698
WESCO International, Inc.*	3,653	436,095
		1,392,793
Diversified Financial Services — 0.9%
LendingClub Corp.*	16,776	185,375
Piper Sandler Cos.	3,429	359,153
PJT Partners, Inc., Class A	5,697	380,674
Stifel Financial Corp.	6,614	343,333
		1,268,535
Electric — 2.3%
ALLETE, Inc.	21,062	1,054,153
IDACORP, Inc.	11,686	1,157,031
MGE Energy, Inc.	16,811	1,103,306
		3,314,490
Electronics — 2.4%
CTS Corp.	11,160	464,814
FARO Technologies, Inc.*	18,187	499,051
Itron, Inc.*	15,481	651,905
Knowles Corp.*	37,427	455,487
Sanmina Corp.*	17,480	805,478
TTM Technologies, Inc.*	43,115	568,256
		3,444,991
Energy-Alternate Sources — 0.9%
Green Plains, Inc.*	16,699	485,440
NextEra Energy Partners LP	10,323	746,456
		1,231,896
Engineering & Construction — 1.6%
Arcosa, Inc.	19,551	1,117,926
Dycom Industries, Inc.*	3,584	342,380
MasTec, Inc.*	12,790	812,165
		2,272,471
Entertainment — 1.2%
International Game Technology PLC	42,010	663,758
Red Rock Resorts, Inc., Class A	12,040	412,491
SeaWorld Entertainment, Inc.*	13,918	633,408
		1,709,657
Food — 2.6%
Hostess Brands, Inc.*	64,546	1,500,049
Krispy Kreme, Inc.	26,937	310,584
SpartanNash Co.	13,462	390,667
The Simply Good Foods Co.*	12,938	413,887
United Natural Foods, Inc.*	19,489	669,837
Utz Brands, Inc.	28,616	432,101
		3,717,125
Food Service — 0.1%
Sovos Brands, Inc.*	14,264	203,119
	Number of Shares	Value†

Gas — 1.6%
Chesapeake Utilities Corp.	6,823	$787,306
ONE Gas, Inc.	16,894	1,189,169
Southwest Gas Holdings, Inc.	5,187	361,793
		2,338,268
Healthcare Products — 2.2%
Avanos Medical, Inc.*	28,626	623,474
CONMED Corp.	6,205	497,455
LivaNova PLC*	11,024	559,688
NuVasive, Inc.*	15,802	692,286
Pacific Biosciences of California, Inc.*	42,584	247,200
QuidelOrtho Corp.*	7,999	571,769
		3,191,872
Healthcare Services — 0.4%
Acadia Healthcare Co., Inc.*	7,587	593,152
Home Builders — 1.3%
Century Communities, Inc.	11,526	493,082
Installed Building Products, Inc.	4,961	401,792
Meritage Homes Corp.*	14,038	986,450
		1,881,324
Insurance — 3.9%
AMERISAFE, Inc.	7,631	356,597
CNO Financial Group, Inc.	28,506	512,253
Enstar Group Ltd.*	4,019	681,582
MGIC Investment Corp.	82,966	1,063,624
NMI Holdings, Inc., Class A*	29,697	604,928
RLI Corp.	3,577	366,213
Selective Insurance Group, Inc.	18,246	1,485,224
The Hanover Insurance Group, Inc.	4,540	581,756
		5,652,177
Internet — 0.3%
Bumble, Inc., Class A*	21,897	470,567
Iron & Steel — 1.3%
ATI, Inc.*	22,766	605,804
Carpenter Technology Corp.	18,859	587,269
Commercial Metals Co.	19,769	701,404
		1,894,477
Leisure Time — 0.5%
Topgolf Callaway Brands Corp.*	35,949	692,378
Lodging — 0.8%
Boyd Gaming Corp.	11,078	527,867
Travel + Leisure Co.	17,188	586,454
		1,114,321
Machinery — Construction & Mining — 1.0%
Astec Industries, Inc.	14,764	460,489
Terex Corp.	30,665	911,977
		1,372,466
Machinery — Diversified — 1.0%
Columbus McKinnon Corp.	24,994	653,843

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery — Diversified — (continued)
Enovis Corp.*	16,030	$738,502
		1,392,345
Media — 1.5%
Gray Television, Inc.	27,778	397,781
iHeartMedia, Inc., Class A*	19,694	144,357
Nexstar Media Group, Inc., Class A	3,836	640,037
TEGNA, Inc.	44,537	921,025
		2,103,200
Mining — 0.5%
Constellium S.E.*	49,728	504,242
Hecla Mining Co.	65,325	257,380
		761,622
Miscellaneous Manufacturing — 2.0%
EnPro Industries, Inc.	10,550	896,539
ESCO Technologies, Inc.	12,932	949,726
Federal Signal Corp.	28,263	1,054,775
		2,901,040
Office & Business Equipment — 0.2%
Xerox Holdings Corp.	17,279	226,009
Oil & Gas — 2.6%
Brigham Minerals, Inc., Class A	15,912	392,549
Callon Petroleum Co.*	6,548	229,246
Helmerich & Payne, Inc.	25,999	961,183
Murphy Oil Corp.	20,383	716,870
Patterson-UTI Energy, Inc.	42,695	498,678
PBF Energy, Inc., Class A*	7,283	256,070
SM Energy Co.	16,507	620,828
		3,675,424
Oil & Gas Services — 0.4%
NexTier Oilfield Solutions, Inc.*	75,906	561,704
Packaging and Containers — 0.2%
TriMas Corp.	12,650	317,135
Pharmaceuticals — 1.6%
Agios Pharmaceuticals, Inc.*	21,873	618,568
Alkermes PLC*	15,826	353,395
BellRing Brands, Inc.*	20,673	426,070
Kura Oncology, Inc.*	18,891	258,051
Owens & Minor, Inc.	27,926	673,017
		2,329,101
Pipelines — 0.8%
Golar LNG Ltd.*	48,481	1,208,146
Private Equity — 0.2%
P10, Inc., Class A	27,738	291,804
Real Estate — 0.6%
Kennedy-Wilson Holdings, Inc.	60,010	927,755
Retail — 3.5%
Academy Sports & Outdoors, Inc.	26,948	1,136,667
	Number of Shares	Value†

Retail — (continued)
American Eagle Outfitters, Inc.	19,186	$186,680
Asbury Automotive Group, Inc.*	4,080	616,488
Beacon Roofing Supply, Inc.*	14,555	796,449
BJ's Wholesale Club Holdings, Inc.*	4,313	314,029
FirstCash Holdings, Inc.	7,316	536,629
Group 1 Automotive, Inc.	6,332	904,653
Macy's, Inc.	21,892	343,048
Signet Jewelers Ltd.	2,633	150,581
		4,985,224
Savings & Loans — 2.7%
Berkshire Hills Bancorp, Inc.	12,043	328,774
Brookline Bancorp, Inc.	43,515	506,950
OceanFirst Financial Corp.	38,233	712,663
Pacific Premier Bancorp, Inc.	36,383	1,126,418
Washington Federal, Inc.	42,478	1,273,490
		3,948,295
Semiconductors — 1.3%
Cohu, Inc.*	34,468	888,585
MACOM Technology Solutions Holdings, Inc.*	12,998	673,166
Onto Innovation, Inc.*	4,899	313,781
		1,875,532
Software — 2.3%
Allscripts Healthcare Solutions, Inc.*	53,958	821,780
Cerence, Inc.*	17,185	270,664
Domo, Inc., Class B*	22,056	396,788
Health Catalyst, Inc.*	44,086	427,634
JFrog Ltd.*	35,399	782,672
Smartsheet, Inc., Class A*	7,116	244,506
Verint Systems, Inc.*	11,549	387,815
		3,331,859
Telecommunications — 1.8%
DigitalBridge Group, Inc.	43,070	538,806
Iridium Communications, Inc.*	16,132	715,777
Maxar Technologies, Inc.	25,053	468,992
Telephone and Data Systems, Inc.	24,962	346,972
Viavi Solutions, Inc.*	38,530	502,816
		2,573,363
Textiles — 0.3%
UniFirst Corp.	2,920	491,232
Transportation — 1.1%
ArcBest Corp.	7,591	552,093
Saia, Inc.*	2,497	474,430
Scorpio Tankers, Inc.	13,818	580,909
		1,607,432
Water — 0.3%
SJW Group	8,704	501,350
TOTAL COMMON STOCKS (Cost $138,127,808)		126,228,213

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†

REAL ESTATE INVESTMENT TRUSTS — 10.4%
Healthcare — 1.8%
Healthcare Realty Trust, Inc.	33,673	$702,082
Physicians Realty Trust	125,903	1,893,581
		2,595,663
Hotels & Resorts — 2.4%
Pebblebrook Hotel Trust	66,442	964,073
RLJ Lodging Trust	125,038	1,265,385
Ryman Hospitality Properties, Inc.	17,284	1,271,930
		3,501,388
Industrial — 0.9%
STAG lndustrial, Inc.	43,251	1,229,626
Mortgage Banks — 1.7%
KKR Real Estate Finance Trust, Inc.	44,936	730,210
PennyMac Mortgage Investment Trust	80,500	948,290
TPG RE Finance Trust, Inc.	58,137	406,959
Two Harbors Investment Corp.	127,999	424,957
		2,510,416
Office Property — 0.6%
Hudson Pacific Properties, Inc.	74,643	817,341
Single Tenant — 0.8%
Agree Realty Corp.	17,049	1,152,171
Storage & Warehousing — 0.9%
Terreno Realty Corp.	25,570	1,354,954
Strip Centers — 1.3%
Acadia Realty Trust	80,011	1,009,739
SITE Centers Corp.	77,348	828,397
		1,838,136
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $20,222,928)		14,999,695

EXCHANGE TRADED FUNDS — 1.0%
Investment Companies — 1.0%
iShares Russell 2000 Value ETF (Cost $1,574,206)	10,988	1,416,683

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $975,545)	975,545	975,545
TOTAL INVESTMENTS — 99.7% (Cost $160,900,487)		$143,620,136
Other Assets & Liabilities — 0.3%		446,509
TOTAL NET ASSETS — 100.0%		$144,066,645

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ETF— Exchange-Traded Fund.
LP— Limited Partnership.
PLC— Public Limited Company.
S.E.— Societas Europaea.

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